Financial Statement Components - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
External research and development services	$ 16,002	$ 8,893	$ 3,257
Accrued compensation and personnel costs	4,483	9,489	3,111
Accrued construction-in-progress	1,930	2,618	433
Accrued deferred expenses associated with financing activities	424	96	515
Professional fees and consulting services	1,263	1,150	2,785
Other	155	273	74
Accrued expenses and other current liabilities	$ 24,257	$ 22,519	$ 10,175